UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Floating Rate Income Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Air Freight & Logistics - 0.0%	Park-Ohio Industries, Inc., 8.38%, 11/15/14	USD	125	$ 63,750
Auto Components - 0.0%	The Goodyear Tire & Rubber Co., 5.01%, 12/01/09 (a)		60	59,775
	Lear Corp., 8.75%, 12/01/16 (b)(c)		30	13,425
				73,200
Building Products - 0.0%	CPG International I, Inc., 10.50%, 7/01/13		90	63,900
Capital Markets - 0.5%	E*Trade Financial Corp., 12.50%, 11/30/17 (d)(e)		577	566,903
	Marsico Parent Co., LLC, 10.63%, 1/15/16 (e)		1,501	615,410
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (d)(e)		626	137,696
Marsico Parent Superholdco, LLC, 14.50%,
	1/15/18 (d)(e)		430	103,155
				1,423,164
Chemicals - 0.4%	American Pacific Corp., 9.00%, 2/01/15		125	111,875
	Ames True Temper, Inc., 4.51%, 1/15/12 (a)		1,100	962,500
				1,074,375
Commercial Banks - 4.3%	SNS Bank NV Series EMTN, 2.88%, 1/30/12	EUR	8,500	12,312,915
Commercial Services &	DI Finance Series B, 9.50%, 2/15/13	USD	307	307,768
Supplies - 0.1%
Containers & Packaging - 0.1%	Berry Plastics Holding Corp., 4.50%, 9/15/14 (a)		300	210,000
	Impress Holdings BV, 3.63%, 9/15/13 (a)(e)		150	133,500
				343,500
Diversified Financial Services - 0.1%	FCE Bank Plc, 7.13%, 1/16/12	EUR	200	255,127
Diversified Telecommunication	Cincinnati Bell, Inc., 7.25%, 7/15/13	USD	290	281,662
Services - 1.1%	PAETEC Holding Corp., 8.88%, 6/30/17 (e)		700	665,000
	Qwest Corp., 3.88%, 6/15/13 (a)		2,500	2,350,000
				3,296,662
Electronic Equipment, Instruments &	Sanmina-SCI Corp., 8.13%, 3/01/16		540	477,900
Components - 0.2%
Energy Equipment & Services - 0.0%	Compagnie Generale de Geophysique-Veritas, 7.50%,
	5/15/15		70	67,200
	Compagnie Generale de Geophysique-Veritas, 7.75%,
	5/15/17		50	47,875
				115,075
Food & Staples Retailing - 0.1%	Duane Reade, Inc., 11.80%, 8/01/15 (e)		240	233,801
Food Products - 0.3%	Smithfield Foods, Inc., 10.00%, 7/15/14 (e)		700	729,750
Health Care Equipment & Supplies - 0.3%	DJO Finance LLC, 10.88%, 11/15/14		815	770,175
Health Care Providers & Services - 0.0%	Tenet Healthcare Corp., 9.00%, 5/01/15 (e)		95	100,225
	Tenet Healthcare Corp., 10.00%, 5/01/18 (e)		35	38,675
				138,900
Hotels, Restaurants & Leisure - 0.0%	American Real Estate Partners LP, 7.13%, 2/15/13		140	129,850
	Greektown Holdings, LLC, 10.80%, 12/01/13 (b)(c)(e)		122	18,300
				148,150
Household Durables - 0.0%	Berkline/BenchCraft LLC, 4.50%, 11/03/12 (b)(c)(d)		400	-
IT Services - 0.2%	SunGard Data Systems, Inc., 4.88%, 1/15/14		763	692,423
Independent Power Producers &	AES Ironwood LLC, 8.88%, 11/30/25		83	73,005
Energy Traders - 0.9%	Calpine Construction Finance Co., LP, 8.00%, 6/01/16 (e)		2,580	2,592,900
				2,665,905
Machinery - 0.2%	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (e)		210	149,100
	Synventive Molding Solutions Sub-Series A, 14.00%,
	1/14/11		960	383,851
				532,951

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Media - 1.2%	Affinion Group, Inc., 10.13%, 10/15/13	USD	50	$ 49,500
	CSC Holdings, Inc., 8.50%, 4/15/14 (e)		550	566,500
	Charter Communications Holdings II, LLC, 10.30%,
	9/15/10 (b)(c)		260	278,200
	Charter Communications Holdings II, LLC Series B,
	10.30%, 9/15/10 (b)(c)		45	47,925
	Charter Communications, Inc., 6.50%,
	10/01/27 (b)(c)(f)		580	229,100
	Charter Communications Operating, LLC, 8.00%,
	4/30/12 (e)		210	209,475
	EchoStar DBS Corp., 6.38%, 10/01/11		135	133,988
	EchoStar DBS Corp., 7.00%, 10/01/13		158	156,025
	EchoStar DBS Corp., 7.13%, 2/01/16		230	223,100
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		977	273,560
	Nielsen Finance LLC, 10.00%, 8/01/14		400	402,000
	Rainbow National Services LLC, 8.75%,
	9/01/12 (e)		750	757,500
				3,326,873
Metals & Mining - 0.2%	Foundation PA Coal Co., 7.25%, 8/01/14		505	505,000
	Freeport-McMoRan Copper & Gold, Inc., 5.00%,
	4/01/15 (a)		200	192,372
				697,372
Oil, Gas & Consumable Fuels - 9.2%	Morgan Stanley Bank AG for OAO Gazprom, 9.63%,
	3/01/13		11,530	12,406,280
Pemex Project Funding Master Trust, 2.31%,
	10/15/09 (a)(g)		12,700	12,731,750
	SandRidge Energy, Inc., 4.22%, 4/01/14 (a)		1,400	1,152,298
	Whiting Petroleum Corp., 7.25%, 5/01/13		300	300,000
				26,590,328
Paper & Forest Products - 0.5%	Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (d)(e)		482	196,391
	NewPage Corp., 6.73%, 5/01/12 (a)		1,500	630,000
Verso Paper Holdings LLC Series B, 4.23%,
	8/01/14 (a)		1,215	583,200
				1,409,591
Pharmaceuticals - 0.5%	Angiotech Pharmaceuticals, Inc., 4.42%, 12/01/13 (a)		1,750	1,391,250
Real Estate Investment Trusts	Rouse Co. LP, 5.38%, 11/26/13 (b)(c)		6,445	4,704,850
(REITs) - 1.6%
Specialty Retail - 0.2%	General Nutrition Centers, Inc., 6.40%,
	3/15/14 (a)		500	445,000
	Lazydays RV Center, Inc., 11.80%, 5/15/12 (b)(c)		375	3,750
	Michaels Stores, Inc., 10.00%, 11/01/14		10	9,400
				458,150
Tobacco - 0.7%	Reynolds American, Inc., 7.63%, 6/01/16		2,000	2,077,096
Wireless Telecommunication	Cricket Communications, Inc., 7.75%,
Services - 1.4%	5/15/16 (e)		3,000	2,985,000
	iPCS, Inc., 2.61%, 5/01/13 (a)		1,155	964,425
				3,949,425
	Total Corporate Bonds - 24.3%			70,324,326

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Aerospace & Defense - 0.9%	Avio SpA Dollar Mezzanine Term Loan, 4.25% - 8.54%,
	12/13/16	USD	1,061	$ 396,314
	Hawker Beechcraft Acquisition Co. LLC Letter of
	Credit Facility Deposit, 0.40% - 2.10%, 3/26/14		163	109,922
	Hawker Beechcraft Acquisition Co. LLC Term Loan,
	2.29% - 2.60%, 3/26/14		2,754	1,860,895
	IAP Worldwide Services, Inc. Term Loan (First-Lien),
	2.00% - 7.25%, 12/30/12		230	161,383
				2,528,514
Airlines - 0.3%	US Airways Group, Inc. Loan, 2.79%, 3/21/14		1,460	722,700
Auto Components - 3.0%	Allison Transmission, Inc. Term Loan, 3.03%, 8/07/14		5,793	4,989,593
Dana Holding Corp. Term Advance, 7.25%,
	1/31/15		2,206	1,637,902
Dayco Products LLC - (Mark IV Industries, Inc.)
	2nd Lien Term Loan, 8.50%, 5/01/10		101	90,725
Dayco Products LLC - (Mark IV Industries, Inc.)
	First Lien Term Loan, 0.00%, 5/01/10		20	-
Dayco Products LLC - (Mark IV Industries, Inc.)
	Replacement Term B Loan, 8.75%, 6/21/11 (b)(c)		853	230,403
	Delphi Corp. Initial Tranche Term Loan C, 0.00%,
	12/31/09 (b)(c)		2,723	1,271,733
	Delphi Corp. Subsequent Tranche Term Loan C, 0.00%,
	12/31/09 (b)(c)		277	129,516
	GPX International Tire Corp. Term Loan, 12.00%, 4/11/12		11	3,220
	GPX International Tire Corp. Tranche B Term Loan,
	10.30%, 3/30/12 (b)(c)		639	191,557
				8,544,649
Automobiles - 0.5%	Ford Motor Co. Term Loan, 3.28% - 3.51%, 12/15/13		1,850	1,568,389
Beverages - 0.2%	Culligan International Co. Loan (Second Lien), 5.28%,
	4/24/13	EUR	1,000	332,568
	Le-Nature's, Inc. Tranche B Term Loan, 10.25%,
	3/01/11 (b)(c)	USD	1,000	166,667
				499,235
Building Products - 1.6%	Building Materials Corp. of America Term Loan
	Advance, 3.06%, 2/22/14		2,686	2,402,589
	Custom Building Products, Inc. Loan (Second Lien),
	10.75%, 4/20/12		1,500	1,252,500
	Momentive Performance Materials (Blitz 06-103 GmbH)
	Tranche B-1 Term Loan, 2.56%, 12/04/13		1,221	955,154
	United Subcontractors First Lien Term Loan, 2.10%,
	6/30/15		179	152,180
				4,762,423
Capital Markets - 0.4%	Marsico Parent Co., LLC Term Loan, 4.81%,
	12/15/14		462	198,749
	Nuveen Investments, Inc. Term Loan, 3.49% - 3.50%,
	11/13/14		1,199	972,832
				1,171,581
Chemicals - 8.3%	Ashland, Inc. Term Loan B, 7.65%, 5/13/14		1,525	1,549,988
	Brenntag AG Second Lien Term Loan, 3.21%, 1/20/14	EUR	443	597,822

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Brenntag Holding GmbH & Co. KG Acquisition Facility
	1, 2.27% - 2.99%, 1/20/14	USD	384	$ 362,690
	Brenntag Holding GmbH & Co. KG Facility 3B (Second
	Lien), 4.27%, 7/17/15		1,000	793,333
	Brenntag Holding GmbH & Co. KG Facility B2, 2.27%,
	1/20/14		1,572	1,485,441
	Brenntag Holdings GmbH & Co. KG Facility B6A and
	B6B, 3.60%, 11/24/37	EUR	500	674,978
	Cognis GmbH Facility A, 3.27%, 11/17/13		803	965,538
	Cognis GmbH Facility B (French), 3.27%, 11/16/13		197	236,458
	ElectricInvest Holding Co. Ltd. (Viridian Group Plc)
	Junior Term Facility, 5.08%, 4/20/12		1,787	1,599,793
	ElectricInvest Holding Co. Ltd. (Viridian Group Plc)
	Junior Term Facility, 5.09%, 12/21/12	GBP	1,800	1,882,266
	Huish Detergents Inc. Loan (Second Lien), 4.53%,
	10/26/14	USD	750	697,500
	Huish Detergents Inc. Tranche B Term Loan, 2.04%,
	4/26/14		1,729	1,622,571
	Ineos US Finance LLC Term A4 Facility, 2.00% - 7.00%,
	12/14/12		1,236	962,611
	Ineos US Finance LLC Term B2 Facility, 2.00% - 7.50%,
	12/16/13		631	483,525
	Ineos US Finance LLC Term C2 Facility, 2.00% - 8.00%,
	12/16/14		631	483,525
	Matrix Acquisition Corp. (MacDermid, Inc.) Tranche C
	Term Loan, 2.75%, 12/15/13	EUR	1,622	1,560,392
	Nalco Co. Term Loan B, 6.50%, 5/06/16	USD	1,900	1,919,000
	PQ Corp. (fka Niagara Acquisition, Inc.) Loan (Second
	Lien), 6.79%, 7/30/15		2,250	900,000
	PQ Corp. (fka Niagara Acquisition, Inc.) Term Loan
	(First Lien), 3.54% - 3.75%, 7/31/14		2,723	2,105,399
	Rockwood Specialties Group, Inc. Term Loan H, 6.00%,
	5/15/14		1,229	1,240,004
	Solutia Inc. Loan, 7.25%, 2/28/14		1,980	1,928,753
				24,051,587
Commercial Services & Supplies - 2.8%	ARAMARK Corp. Facility Letter of Credit, 0.22% -
	2.03%, 1/26/14		155	146,688
	ARAMARK Corp. U.S. Term Loan, 2.47%, 1/26/14		2,437	2,308,968
	Casella Waste Systems Term Loan B, 7.00%, 12/21/12		1,100	1,086,250
	EnviroSolutions Real Property Holdings, Inc. Initial
	Term Loan, 10.50%, 7/07/12		2,022	1,445,975
John Maneely Co. Term Loan, 3.52% - 3.76%,
	12/09/13		1,384	1,066,985
	SIRVA Worldwide, Inc. Loan (Second Lien), 12.00%,
	5/12/15		129	9,706
	Synagro Technologies, Inc. Term Loan (First Lien),
	2.27% - 2.29%, 4/02/14		1,976	1,570,966

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	West Corp. Term B-2 Loan, 2.65% - 2.66%, 10/24/13	USD	437	$ 413,137
				8,048,675
Computers & Peripherals - 0.6%	Intergraph Corp. Initial Term Loan (First Lien), 2.66%,
	5/29/14		1,169	1,104,413
	Intergraph Corp. Second Lien Term Loan,
	6.29% - 6.66%, 11/28/14		750	682,500
				1,786,913
Construction & Engineering - 0.7%	Airport Development and Investment Limited (BAA)
	Facility (Second Lien), 5.05%, 4/07/11	GBP	566	516,048
	Brand Energy & Infrastructure Services, Inc. (FR Brand
Acquisition Corp.) First Lien Term Loan B,
	2.31% - 2.63%, 2/07/14	USD	501	460,798
	Brand Energy & Infrastructure Services, Inc. (FR Brand
Acquisition Corp.) Second Lien Term Loan,
	6.31% - 6.69%, 2/07/15		1,000	655,000
	Brand Energy & Infrastructure Services, Inc. (FR Brand
	Acquisition Corp.) Synthetic Letter of Credit Term
	Loan (First Lien), 0.63% - 2.13%, 2/07/14		500	460,000
				2,091,846
Construction Materials - 0.4%	Headwaters Inc. Term Loan B1 (First Lien), 9.75%,
	4/30/11		1,234	1,166,484
Containers & Packaging - 4.0%	Atlantis Plastic Films, Inc. Term Loan (Second Lien),
	15.00%, 3/22/12 (b)(c)		500	-
	Graham Packaging Co., LP New Term Loan, 2.56%,
	10/07/11		233	223,462
	Graham Packaging Co., LP Term Loan C, 6.75%,
	4/27/14		830	825,840
	Graphic Packaging International, Inc. Incremental
	Term Loan, 3.08% - 3.35%, 5/16/14		2,712	2,606,223
	Modelo 3 S.a.r.l. (Mivisa) Tranche B2 Term Facility,
	3.70%, 6/03/15	EUR	968	1,257,544
	OI European Group B.V. Tranche D Term Loan, 2.02%,
	6/14/13		1,915	2,545,200
	Pregis Corp. Term Loan B2 (Euro), 3.00%,
	9/30/12		471	537,471
	Smurfit Kappa Acquisitions (JSG) C1 Term Loan
	Facility, 4.13% - 4.89%, 7/16/15		724	977,363
	Smurfit Kappa Acquisitions (JSG) Term B1, 3.88% -
	4.73%, 7/16/14		728	982,920
	Smurfit-Stone Container Canada, Inc. Tranche C,
	2.57%, 11/01/11	USD	26	24,423
	Smurfit-Stone Container Canada, Inc. Tranche C-1
	Term Loan, 2.57%, 11/01/11		8	7,384
	Smurfit-Stone Container Debtor in Possession Term
	Loan, 10.00%, 7/28/10		1,296	1,308,625
	Smurfit-Stone Container Enterprises, Inc. Deposit
	Funded Facility, 4.50%, 11/01/10		12	11,510
	Smurfit-Stone Container Enterprises, Inc. Tranche B,
	2.57%, 11/01/11		14	12,912

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
Smurfit-Stone Container Revolving Credit,
	0.10% - 4.50%, 11/01/09	USD	60 $	56,699
	Smurfit-Stone Container Revolving Credit, 0.20% -
	2.82%, 11/01/10		20	18,802
				11,396,378
Distributors - 0.3%	Keystone Automotive Operations, Inc. Loan,
	3.77% - 5.75%, 1/12/12		1,656	745,015
Diversified Consumer Services - 1.2%	Coinmach Corp. Term Loan, 3.28% - 3.43%,
	11/14/14		2,545	2,004,282
	Coinmach Laundry Corp. Delay Draw Term Loan, 3.28%
	- 3.43%, 11/14/14		499	423,935
	Education Management Corp. Term Loan C, 2.38%,
	6/01/13		1,200	1,145,148
				3,573,365
Diversified Financial Services - 0.1%	Professional Service Industries, Inc. Term Loan (First
	Lien), 3.04%, 10/31/12		620	310,223
Diversified Media - 0.8%	Nielsen Co. Term Loan B, 4.03%, 5/01/16,		2,459	2,226,706
Diversified Telecommunication	BCM Ireland Holdings Limited (Eircom) Facility B,
Services - 5.1%	2.42%, 8/14/14	EUR	1,970	2,371,418
	BCM Ireland Holdings Limited (Eircom) Facility C,
	2.67%, 8/14/13		1,970	2,371,683
	BCM Ireland Holdings Limited (Eircom) Facility D,
	4.79%, 2/14/16		1,000	1,000,081
	Cavtel Holdings, LLC Term Loan, 8.50%, 12/31/12	USD	374	216,639
	Hawaiian Telcom Communications, Inc. Tranche C
	Term Loan, 4.75%, 5/30/14		1,213	738,458
	Integra Telecom Holdings, Inc. Term Loan (First Lien),
	10.50%, 8/31/13		500	477,500
	Nordic Telephone Co. Holdings APS Euro Facility B2,
	2.04%, 4/06/14	EUR	885	1,211,510
	Nordic Telephone Co. Holdings APS Euro Facility C2,
	2.67%, 4/06/15		1,058	1,447,519
	PAETEC Communications Term Loan, 2.79%, 2/28/13	USD	132	124,170
	PAETEC Holding Corp. Replacement Term Loan, 2.79%,
	2/28/13		311	292,543
	Time Warner Telecom Holdings Inc. Term Loan B Loan,
	2.04%, 1/07/13		622	598,052
	Wind Telecomunicazioni SpA A1 Term Loan Facility,
	3.02% - 3.08%, 9/22/12	EUR	848	1,146,258
	Wind Telecomunicazioni SpA B1 Term Loan Facility,
	3.83%, 9/22/13		1,000	1,350,069
	Wind Telecomunicazioni SpA C1 Term Loan Facility,
	4.83%, 9/22/14		1,000	1,350,069
				14,695,969
Electric Utilities - 0.3%	Astoria Generating Co. Acquisitions, LLC Term B
	Facility, 2.03% - 2.10%, 2/23/13	USD	407	384,276
	TPF Generation Holdings, LLC First Lien Term Loan,
	2.29%, 12/15/13		429	403,344

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	TPF Generation Holdings, LLC Synthetic Letter of
	Credit Deposit (First Lien), 0.50% - 2.10%, 12/15/13	USD	151	$ 141,671
	TPF Generation Holdings, LLC Synthetic Revolving
	Deposit, 0.50% - 2.10%, 12/15/11		47	44,411
				973,702
Electrical Equipment - 0.4%	Electrical Components International Holdings Co. (ECI)
	Term Loan (Second Lien), 11.50%, 5/01/14		500	25,000
	Generac Acquisition Corp. First Lien Term Loan,
	2.78%, 11/10/13		1,464	1,134,561
				1,159,561
Electronic Equipment, Instruments &	Flextronics International Ltd. A Closing Date Loan,
Components - 1.2%	2.53% - 2.85%, 10/01/14		2,673	2,308,877
	Flextronics International Ltd. Delay Draw Term Loan,
	2.76%, 10/01/12		768	663,470
	Matinvest 2 SAS (Deutsche Connector) Second Lien
	Facility, 4.97%, 12/22/15		500	50,000
	Safenet, Inc. Loan (Second Lien), 6.27%, 4/12/15		500	412,500
	Tinnerman Palnut Engineered Products, LLC Second
	Lien Term Loan, 13.00%, 11/01/11		2,407	18,051
				3,452,898
Energy Equipment & Services - 0.8%	Dresser, Inc. Term Loan (Second Lien), 6.02%, 5/04/15		1,500	1,143,750
	MEG Energy Corp. Initial Term Loan, 2.60%, 4/03/13		484	439,003
	Trinidad USA Partnership LLP US Term Loan, 2.78%,
	5/01/11		1,022	869,741
				2,452,494
Food & Staples Retailing - 2.8%	AB Acquisitions UK Topco 2 Ltd. Facility B2 UK
	Borrower, 3.54%, 7/09/15	GBP	2,500	3,589,732
	Birds Eye Iglo Group Ltd. (Liberator Midco Ltd.) Sterling
	Tranche Loan (Mezzanine), 4.00% - 4.59%, 11/02/15		407	568,970
DS Waters of America, Inc. Term Loan, 4.27%,
	10/29/12	USD	1,000	816,667
	McJunkin Corp. Term Loan, 3.54%, 1/31/14		499	473,162
	Rite Aid Corp. Term Loan, 9.50%, 6/04/15		1,000	1,020,000
	Roundy's Supermarkets, Inc. Tranche B Term Loan,
	3.03% - 3.04%, 11/03/11		503	487,315
	Wm. Bolthouse Farms, Inc. Second Lien Term Loan,
	5.79%, 12/16/13		250	214,375
	Wm. Bolthouse Farms, Inc. Term Loan (First Lien),
	2.56%, 12/16/12		872	845,822
				8,016,043
Food Products - 2.9%	Dole Food Co., Inc. Credit-Linked Deposit,
	0.51% - 6.86%, 4/12/13		192	193,085
	Dole Food Co., Inc. Tranche B Term Loan, 8.00%,
	4/12/13		336	338,105
	FSB Holdings, Inc. (Fresh Start Bakeries) Term Loan
	(Second Lien), 6.06%, 3/29/14		500	385,000
	Solvest, Ltd. (Dole) Tranche C Term Loan, 8.00%,
	4/12/13		1,253	1,259,773

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	United Biscuits Holdco Ltd. Facility B1, 3.09% - 3.65%,
	1/23/15	GBP	1,651	$ 2,466,230
United Biscuits Holdco Ltd. Facility B2, 3.68%,
	12/14/14	EUR	535	693,368
	Wm. Wrigley Jr. Co. Tranche B Term Loan, 6.50%,
	10/06/14	USD	2,962	2,993,189
				8,328,750
Health Care Equipment &	Bausch & Lomb Inc. Delayed Draw Term Loan,
Supplies - 1.9%	2.00% - 3.85%, 4/24/15		98	93,231
Bausch & Lomb Inc. Parent Term Loan, 3.85%,
	4/24/15		388	367,330
	Biomet, Inc. Term Loan, 3.50% - 4.21%, 3/25/15	EUR	2,528	3,410,156
	DJO Finance LLC (ReAble Therapeutics Fin LLC) Term
	Loan, 3.29% - 3.60%, 5/20/14	USD	1,489	1,381,977
	Hologic, Inc. Tranche B Term Loan, 3.56%, 3/31/13		380	363,886
				5,616,580
Health Care Providers &	CCS Medical Debtor in Possession Term Loan,		31	30,309
Services - 5.1%	11.00%, 11/14/09
	CCS Medical, Inc. (Chronic Care) Term Loan (First
	Lien), 4.35%, 9/30/12 (b)(c)		675	311,344
	CHS/Community Health Systems, Inc. Delayed Draw
	Term Loan, 2.54% - 2.92%, 7/25/14		229	214,891
	CHS/Community Health Systems, Inc. Funded Term
	Loan, 2.54%, 7/25/14		4,491	4,212,280
	DaVita, Inc. Term Loan B, 1.78% - 2.10%, 10/05/12		900	859,821
	Fresenius AG Term Loan B1, 6.75%, 7/06/14		968	973,094
	Fresenius AG Term Loan B2, 6.75%, 7/06/14		521	524,217
	HCA Inc. Tranche A-1 Term Loan, 2.10%, 11/17/12		3,494	3,285,588
HealthSouth Corp. Term Loan, 2.53% - 2.54%,
	3/10/13		2,460	2,337,425
	Surgical Care Affiliates, LLC Term Loan, 2.60%,
	12/29/14		393	353,445
	Vanguard Health Holding Co. II, LLC (Vanguard Health
System, Inc.) Replacement Term Loan, 2.54%,
	9/23/11		1,641	1,581,947
				14,684,361
Hotels, Restaurants & Leisure - 3.1%	BLB Worldwide Holdings, Inc. (Wembley, Inc.) First
	Priority Term Loan, 4.75%, 7/18/11 (b)(c)		2,418	1,293,743
	BLB Worldwide Holdings, Inc. (Wembley, Inc.) Second
	Priority Term Loan, 7.06%, 7/18/12 (b)(c)		1,500	90,000
	Golden Nugget, Inc. Additional Term Advance (First
	Lien), 2.28% - 2.66%, 6/30/14		272	184,759
	Golden Nugget, Inc. Second Lien Term Loan, 3.54%,
	12/31/14		500	207,500
	Golden Nugget, Inc. Term Advance (First Lien), 2.29%,
	6/30/14		477	324,545
	Green Valley Ranch Gaming, LLC Second Lien Term
	Loan, 3.88%, 8/16/14		1,500	255,000

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Green Valley Ranch Gaming, LLC Term Loan (New),
	2.54% - 4.00%, 2/16/14	USD	471	$ 316,457
	Harrah's Operating Co., Inc. Term B-1 Loan, 3.50%,
	1/28/15		278	222,410
	Harrah's Operating Co., Inc. Term B-2 Loan, 3.50%,
	1/28/15		1,937	1,549,874
	Harrah's Operating Co., Inc. Term B-3 Loan, 3.50% -
	3.60%, 1/28/15		790	632,128
	OSI Restaurant Partners, LLC Pre-Funded RC Loan,
	0.45% - 2.63%, 6/14/13		32	24,489
	Penn National Gaming, Inc. Term Loan B, 2.03% -
	2.21%, 10/03/12		2,612	2,548,976
	QCE, LLC (Quiznos) Term Loan (Second Lien), 6.35%,
	11/05/13		2,500	1,268,750
				8,918,631
Household Durables - 1.8%	American Residential Services LLC Term Loan (Second
	Lien), 2.00% - 10.00%, 4/17/15		2,040	1,779,743
Berkline/BenchCraft, LLC. Term Loan, 4.04%,
	11/03/11 (b)(c)		107	5,354
	Jarden Corporation Term Loan B3, 3.10%, 1/24/12		1,020	1,007,191
	Simmons Bedding Co. Tranche D Term Loan, 10.50%,
	12/19/11		1,500	1,410,000
Yankee Candle Co., Inc. Term Loan, 2.29%,
	2/06/14		1,047	951,583
				5,153,871
Household Products - 0.2%	VI-JON, Inc. (VJCS Acquisition, Inc.) Tranche B Term
	Loan, 2.28%, 4/24/14		750	678,714
IT Services - 3.6%	Amadeus IT Group SA / Amadeus Verwaltungs GmbH
	Term B3 Facility, 2.54%, 6/30/13	EUR	615	749,017
	Amadeus IT Group SA / Amadeus Verwaltungs GmbH
	Term B4 Facility, 2.54%, 6/30/13		489	596,264
	Amadeus IT Group SA / Amadeus Verwaltungs GmbH
	Term C3 Facility, 3.04%, 6/30/14		615	749,017
	Amadeus IT Group SA / Amadeus Verwaltungs GmbH
	Term C3 Facility, 3.04%, 6/30/14		489	596,264
	Audio Visual Services Group, Inc. Loan (Second Lien),
	7.10%, 8/28/14	USD	1,040	66,288
	Ceridian Corp U.S. Term Loan, 3.29%, 11/09/14		1,977	1,623,811
	First Data Corp. Initial Tranche B-1 Term Loan, 3.04%,
	9/24/14		2,460	2,073,280
	First Data Corp. Initial Tranche B-2 Term Loan, 3.04%,
	9/24/14		494	414,724
	First Data Corp. Initial Tranche B-3 Term Loan, 3.04%,
	9/24/14		978	823,861
	RedPrairie Corp. Loan (Second Lien), 6.97%, 1/20/13		1,250	893,750
	RedPrairie Corp. Term Loan, 3.69% - 5.25%,		861	740,245
	7/20/12
	SunGard Data Systems Inc. (Solar Capital Corp.) New
	US Term Loan, 6.75%, 2/28/14		598	596,355

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	SunGard Data Systems, Inc. Term Loan B, 3.95% -
	4.09%, 2/28/16	USD	451	$ 430,981
				10,353,857
Independent Power Producers & Energy	Texas Competitive Electric Holdings Co., LLC (TXU)
Traders - 3.2%	Initial Tranche B-1 Term Loan, 3.78% - 3.79%,
	10/10/14		2,484	1,908,484
	Texas Competitive Electric Holdings Co., LLC (TXU)
Initial Tranche B-2 Term Loan, 3.78% - 3.79%,
	10/10/14		4,451	3,429,158
	Texas Competitive Electric Holdings Co., LLC (TXU)
Initial Tranche B-3 Term Loan, 3.78% - 3.79%,
	10/10/14		4,992	3,828,765
				9,166,407
Insurance - 0.5%	Alliant Holdings I, Inc. Term Loan, 3.60%, 8/21/14		982	886,706
	Conseco, Inc. Term Loan, 6.50%, 10/10/13		729	525,169
				1,411,875
Internet & Catalog Retail - 0.3%	FTD Group, Inc. Tranche B Term Loan, 6.75%, 8/04/14		708	690,394
	Oriental Trading Co., Inc. Loan (Second Lien), 6.29%,
	1/31/14		500	70,000
				760,394
Leisure Equipment & Products - 0.4%	24 Hour Fitness Worldwide, Inc. Tranche B Term Loan,
	2.79% - 3.08%, 6/08/12		968	822,375
	Kerasotes Showplace Theatres, LLC Term B2, 5.06%,
	10/28/11		553	414,486
				1,236,861
Life Sciences Tools & Services - 0.8%	Life Technologies Corp. Term B Facility, 5.25%,
	11/20/15		2,378	2,393,351
Machinery - 2.9%	Blount, Inc. Term Loan B, 2.03% - 3.25%, 8/09/10		535	497,223
	CI Acquisition, Inc. (Chart Industries) Term Loan B,
	2.31%, 10/17/12		222	204,444
	LN Acquisition Corp. (Lincoln Industrial) Delayed Draw
	Term Loan (First Lien), 2.83%, 7/11/14		254	226,534
	LN Acquisition Corp. (Lincoln Industrial) Initial U.S.
	Term Loan (First Lien), 2.78% - 2.83%, 7/11/14		677	604,090
	NACCO Materials Handling Group, Inc. Loan, 2.29% -
	3.41%, 3/21/13		485	329,800
	Navistar International Corp. Revolving Credit-Linked
	Deposit, 3.37% - 3.54%, 1/19/12		1,333	1,235,556
	Navistar International Corp. Term Advance, 3.54%,
	1/19/12		3,667	3,397,779
	Oshkosh Truck Corp. Term B Loan, 6.60% - 6.64%,
	12/06/13		1,493	1,474,336
	Standard Steel, LLC Delayed Draw Term Loan, 8.25%,
	7/02/12		74	59,477
	Standard Steel, LLC Initial Term Loan, 9.00%, 7/02/12		369	295,105
				8,324,344
Marine - 1.0%	Delphi Acquisition Holding I B.V. (fka Dockwise)
	Facility B1, 2.60%, 1/12/15		1,158	945,904

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Delphi Acquisition Holding I B.V. (fka Dockwise)
	Facility C1, 3.47%, 1/11/16	USD	1,158	$ 945,904
	Delphi Acquisition Holding I B.V. (fka Dockwise)
	Facility D1, 4.78%, 1/11/16		1,650	945,999
				2,837,807
Media - 25.1%	Acosta, Inc. Term Loan, 2.54%, 7/28/13		1,188	1,120,824
	Affinion Group Holdings, Inc. Loan, 9.27%, 3/01/12		975	819,000
	AlixPartners, LLP Tranche C Term Loan,
	2.28% - 2.51%, 10/12/13		931	912,840
	Alpha Topco Ltd. (Formula One) Facility B1, 2.54%,
	12/31/13		560	410,460
	Alpha Topco Ltd. (Formula One) Facility B2, 2.54%,
	12/31/13		378	277,254
	Amsterdamse Beheer - En Consultingmaatschappij
	B.V. (Casema) Casema B1 Term Loan Facility, 3.04%,
	11/02/14	EUR	625	842,556
	Amsterdamse Beheer - En Consultingmaatschappij
	B.V. (Casema) Casema C Term Loan Facility, 3.54%,
	11/02/15		625	842,556
	Atlantic Broadband Finance, LLC Tranche B-2 Term
	Loan, 2.85%, 9/01/11	USD	70	68,671
	Atlantic Broadband Term Loan B, 6.75%, 6/01/13		1,871	1,864,536
	Bresnan Communications, LLC Additional Term Loan B
	(First Lien), 2.51% - 2.61%, 6/30/13		949	906,414
	Bresnan Communications, LLC Second Lien Term Loan,
	4.78%, 3/29/14		250	229,375
	CSC Holdings Inc. (Cablevision) Incremental Term
	Loan, 2.02% - 2.07%, 3/29/13		2,134	2,058,888
	Catalina Marketing Corp. Initial Term Loan, 3.03%,
	10/01/14		1,391	1,319,484
Cengage Learning Acquisitions, Inc. (Thomson
	Learning) Tranche 1 Incremental Term Loan, 7.50%,
	7/03/14		5,425	5,179,790
	Cequel Communications, LLC (aka Cebridge) Term
	Loan, 2.28% - 4.25%, 11/05/13		4,863	4,633,800
	Charter Communications Operating, LLC Replacement
	Term Loan, 6.25%, 3/06/14		1,302	1,214,960
	Charter Communications Term Loan B1, 5.23% - 6.25%,
	3/25/14		1,750	1,738,625
	Clarke American Corp. Tranche B Term Loan, 2.79%,
	6/30/14		1,962	1,528,268
	FoxCo Acquisition Sub, LLC Term Loan, 7.25%, 7/14/15		897	701,730
	Gray Television, Inc. Term Loan B - DD, 3.78%,
	12/31/14		842	528,984
	HIT Entertainment, Inc. Second Lien, 5.98%, 2/26/13		1,000	410,000
HMH Publishing Co. Ltd. (fka Education Media)
	Mezzanine, 5.26% - 5.50%, 11/14/14		7,344	1,101,567
	HMH Publishing Co. Ltd. (fka Education Media) Tranche
	A Term Loan, 7.42% - 7.66%, 6/12/14		2,633	1,952,982

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Hanley-Wood, LLC (FSC Acquisition) Term Loan,
	2.53% - 2.54%, 3/08/14	USD	2,217	$ 914,714
	Hargray Acquisition Co./DPC Acquisition LLC/HCP
	Acquisition LLC, Loan (Second Lien), 5.97%, 1/29/15		500	240,000
	Hargray Acquisition Co./DPC Acquisition LLC/HCP
	Acquisition LLC, Term Loan (First Lien), 2.72%, 6/27/14		973	868,487
	Insight Midwest Holdings, LLC B Term Loan, 2.28%,
	4/07/14		700	659,500
	Kabel Deutschland Holding GmbH A Facility, 2.29%,
	6/01/12	EUR	4,000	5,310,643
	Knology, Inc. Term Loan, 2.54%, 6/30/12	USD	483	445,382
	Lamar Advertising Co. Term Loan B, 5.50%, 9/30/12		1,825	1,797,625
	Lavena Holding 3 GmbH (Prosiebensat.1 Media AG)
	Facility B1, 3.53%, 6/28/15	EUR	337	173,413
	Lavena Holding 3 GmbH (Prosiebensat.1 Media AG)
	Facility C1, 3.78%, 6/30/16		674	346,826
	Liberty Cablevision of Puerto Rico, Ltd. Initial Term
	Facility, 2.27%, 6/17/14	USD	1,470	1,102,500
	Local TV Finance, LLC Term Loan, 2.29%, 5/07/13		741	444,332
	MCC Iowa LLC (Mediacom Broadband Group) Tranche A
	Term Loan, 1.76%, 3/31/10		505	495,197
	MCC Iowa LLC (Mediacom Broadband Group) Tranche D-
	1 Term Loan, 2.01%, 1/31/15		1,213	1,137,318
	MCNA Cable Holdings LLC (OneLink Communications)
	Loan (PIK facility), 8.31%, 3/01/13		1,855	370,926
	Mediacom Broadband (Term Loan E), 6.50%, 11/30/15		598	597,741
	Mediannuaire Holding (Pages Jaunes) Term Loan B2,
	2.77%, 1/11/15	EUR	438	357,444
	Mediannuaire Holding (Pages Jaunes) Term Loan C,
	3.27%, 1/11/16		905	739,482
	Mediannuaire Holding (Pages Jaunes) Term Loan D,
	4.77%, 1/11/17		500	228,047
	Metro-Goldwyn-Mayer Inc. Tranche B Term Loan,
	3.54%, 4/09/12	USD	1,910	1,093,585
	Mission Broadcasting, Inc. Term B Loan, 2.35%,
	10/01/12		1,771	1,301,944
	Multicultural Radio Broadcasting, Inc. Term Loan,
	3.03%, 12/18/12		320	224,000
	NTL Cable Plc Term Loan, 3.89%, 11/19/37	GBP	942	1,446,046
NV Broadcasting, LLC Second Lien, 5.25%,
	11/03/14 (b)(c)	USD	1,500	15,000
	NV Broadcasting, LLC Term Loan (First Lien), 5.25%,
	11/01/13 (b)(c)		821	205,367
	New Vision DIP Term Loan, 10.30%, 7/14/12		120	118,800
	Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		1,500	1,515,000
	Newsday, LLC Floating Rate Term Loan, 6.01%, 8/01/13		1,250	1,229,688
	Nexstar Broadcasting, Inc. Term B Loan, 2.09% -
	2.35%, 10/01/12		1,873	1,376,614

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Nielsen Finance LLC Dollar Term Loan, 2.28%, 8/09/13	USD	1,178	$ 1,092,744
Parkin Broadcasting, LLC Term Loan, 5.25%,
	11/01/13		169	42,127
	Penton Media, Inc. Loan (Second Lien), 5.49%,		1,000	210,000
	Penton Media, Inc. Term Loan (First Lien), 2.54% -
	2.74%, 2/01/13		1,100	695,552
	Puerto Rico Cable Acquisition Co. Inc. (D/B/A Choice TV)
	Term Loan (Second Lien), 7.81%, 2/15/12		692	450,000
	Quebecor Media Exit Term Loan, 9.00%, 6/30/12		1,625	1,576,250
	Quebecor Media Term Loan B, 2.51%, 1/17/13		724	667,659
	Sunshine Acquisition Ltd. (aka HIT Entertainment)
	Term Facility, 2.73%, 7/31/14		1,098	878,441
	TWCC Holding Corp. Term Loan, 7.25%, 9/14/15		1,740	1,754,128
	Telecommunications Management, LLC Multi-Draw
	Term Loan, 3.79%, 6/30/13		232	139,381
	Telecommunications Management, LLC Term Loan,
	3.79%, 6/30/13		922	552,900
	United Pan Europe Communications Term Loan, 4.54%,
	12/31/17	EUR	3,767	4,804,901
	Virgin Media Investment Holdings Limited (fka NTL) C
	Facility, 3.62% - 3.89%, 7/17/13	GBP	1,945	2,840,872
	Yell Group Plc Facility B2, 3.54%, 4/30/11	EUR	1,750	1,503,684
				72,627,824
Metals & Mining - 0.5%	Algoma Steel Inc. Term Loan, 2.79%, 6/20/13	USD	1,939	1,589,838
Multi-Utilities - 0.6%	FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
	First Lien Term Loan B, 3.13%, 11/01/13		1,230	1,117,643
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
	Second Lien Term Loan, 5.13%, 5/01/14		750	558,750
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
	Synthetic Letter of Credit, 0.48% - 2.65%, 11/01/13		159	144,004
	Mach Gen, LLC Synthetic Letter of Credit Loan
	(First Lien), 0.35% - 2.25%, 2/22/13		69	61,167
				1,881,564
Multiline Retail - 0.4%	Dollar General Corp. Tranche B-1 Term Loan, 3.02% -
	3.24%, 7/07/14		1,250	1,214,454
Oil, Gas & Consumable Fuels - 2.0%	Big West Oil, LLC Delayed Advance Loan, 4.50%,
	5/15/14		994	874,681
Big West Oil, LLC Initial Advance Loan, 4.50%,
	5/15/14		612	538,269
	Coffeyville Resources, LLC Funded Letter of Credit,
	3.15% - 5.60%, 12/28/10		130	123,892
	Coffeyville Resources, LLC Tranche D Term Loan,
	8.75%, 12/30/13		1,039	992,591
Drummond Co., Inc. Term Advance, 1.54%,
	2/14/11		1,075	1,042,750
	Niska Gas Storage Canada ULC Canadian Term Loan B,
	2.02%, 5/12/13		451	424,722

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests		(000)	Value
	Niska Gas Storage US, LLC US Term B Loan, 2.02%,
	5/12/13	USD	47 $	44,630
	Niska Gas Storage US, LLC Wild Goose Acquisition
	Draw-US Term B, 2.02%, 5/12/13		32	30,232
	Vulcan Energy Corp. (fka Plains Resources Inc.) Term
	B3 Loan, 5.50%, 8/12/11		1,750	1,697,500
				5,769,267
Paper & Forest Products - 1.6%	Georgia-Pacific LLC Term B Loan, 2.34% - 2.65%,
	12/20/12		3,271	3,146,455
	NewPage Corporation Term Loan, 4.06%, 12/22/14		1,580	1,363,912
	Verso Paper Finance Holdings LLC Loan, 6.73% - 7.48%,
	2/01/13		353	70,668
				4,581,035
Personal Products - 0.5%	American Safety Razor Co., LLC Loan (Second Lien),
	6.54%, 1/30/14		2,000	1,400,000
Pharmaceuticals - 1.5%	Catalent Pharma Solutions, Inc. (fka Cardinal Health
	409, Inc.) Euro Term Loan, 2.79%, 4/15/14	EUR	2,450	2,968,173
	Warner Chilcott Co., Inc. Tranche B Acquisition Date
	Term Loan, 2.29% - 2.60%, 1/18/12	USD	1,043	1,011,795
	Warner Chilcott Corp. Tranche C Acquisition Date
	Term Loan, 2.29%, 1/18/12		413	400,776
				4,380,744
Professional Services - 0.3%	Booz Allen Hamilton, Inc. Tranche B Term Loan,
	7.50%, 7/31/15		995	996,240
Real Estate Management &	Enclave First Lien Term Loan, 6.14%, 3/01/12		2,000	270,624
Development - 0.2%	Georgian Towers Term Loan, 6.14%, 3/01/12		2,000	254,440
	Pivotal Promontory, LLC Second Lien Term Loan,
	14.75%, 8/31/11 (b)(c)		750	37,500
				562,564
Software - 0.2%	Bankruptcy Management Solutions, Inc. First Lien
	Term Loan, 4.29%, 7/31/12		945	529,339
	Bankruptcy Management Solutions, Inc. Loan (Second
	Lien), 6.54%, 7/31/13		486	98,466
				627,805
Specialty Retail - 0.7%	Adesa, Inc. (KAR Holdings, Inc.) Initial Term Loan,
	2.54%, 10/20/13		500	463,750
	General Nutrition Centers, Inc. Term Loan, 2.53% -
	2.85%, 9/16/13		261	236,875
	Orchard Supply Hardware Term Loan B, 2.72%,
	12/21/13		1,500	1,200,000
				1,900,625
Trading Companies & Distributors - 0.4%	Beacon Sales Acquisition, Inc. Term B Loan, 2.29% -
	2.60%, 9/30/13		1,191	1,071,563
Wireless Telecommunication	Digicel Group Term Loan B, 3.13%, 3/01/12		2,325	2,220,375
Services - 1.3%	MetroPCS Wireless, Inc. New Tranche B Term Loan,
	2.56% - 2.75%, 11/03/13		1,609	1,536,984
				3,757,359

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
				Par
	Floating Rate Loan Interests			(000)	Value
	Total Floating Rate Loan Interests	- 99.7%		$ 288,172,035
	Foreign Government Obligations
	Brazilian Government International Bond, 10.30%,
	6/17/13		USD	475	589,000
	Colombia Government International Bond, 4.16%,
	3/17/13 (a)(g)			1,200	1,215,000
	Mexican Bonos Series M, 9.00%, 12/22/11		MXN	13,520	1,101,068
	Republic of Venezuela, 1.51%, 4/20/11 (a)(g)		USD	4,000	3,360,000
	South Africa Government International Bond, 7.38%,
	4/25/12			2,400	2,628,000
	Turkey Government International Bond, 7.00%,
	9/26/16			2,735	2,858,075
	Uruguay Government International Bond, 6.88%,
	1/19/16		EUR	950	1,313,408
	Total Foreign Government Obligations - 4.5%				13,064,551
Industry	Common Stocks			Shares
Chemicals - 0.0%	British Vita Holding Co. (e)			166	946
Commercial Services & Supplies - 0.0%	Sirva			554	2,770
Construction & Engineering - 0.0%	USI United Subcontractors			7,639	76,388
Metals & Mining - 0.0%	Euramax International			1,135	12,203
Paper & Forest Products - 0.1%	Ainsworth Lumber Co. Ltd. (e)			55,855	51,850
	Ainsworth Lumber Co. Ltd. (b)(e)			62,685	57,983
					109,833
	Total Common Stocks - 0.1%				202,140
	Preferred Securities
	Preferred Stocks
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.80% (e)			100	25,000
	Total Preferred Securities - 0.0%				25,000
	Warrants (h)
Chemicals - 0.0%	British Vita Holding Co. (non-expiring) (e)			166	-
Machinery - 0.0%	Synventive Molding Solutions (expires 1/15/13)			2	-
	Total Warrants				-
			Beneficial
			Interest
	Other Interests (i)		(000)
Commercial Services & Supplies - 0.2%	J.G. Wentworth LLC Preferred Equity Interests		USD	1	434,273
Health Care Providers & Services - 0.0%	Critical Care Systems International, Inc.			1	191
Household Durables - 0.0%	Berkline BenchCraft Equity LLC			6	-
	Total Other Interests - 0.2%				434,464
	Total Long-Term Investments
	(Cost - $445,299,792) - 128.8%				372,222,516
	Short-Term Securities		Shares
	BlackRock Liquidity Funds, TempFund,
	0.29% (j)(k)		2,700,766		2,700,766
	Total Short-Term Securities (Cost - $2,700,766) - 0.9%				2,700,766

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)					(Percentages shown are based on Net Assets)
			Options Purchased			Contracts	Value
Over-the-Counter Put Options			Marsico Parent Superholdco LLC, expiring December 2009
			at USD 942.86, Broker Goldman Sachs Group, Inc.			26	$ 26,000
			Total Options Purchased
			(Cost - $25,422) - 0.0%				26,000
			Total Investments
			(Cost - $448,025,980*) - 129.7%				374,949,282
			Liabilities in Excess of Other Assets - (9.4)%				(27,128,657)
			Preferred Shares, at Redemption Value - (20.3)%				(58,818,100)
			Net Assets Applicable to Common Shares - 100.0%				$ 289,002,525
*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for
	federal income tax purposes, were as follows:
	Aggregate cost			$ 448,092,109
	Gross unrealized appreciation			$ 7,660,538
	Gross unrealized depreciation				(80,803,365)
	Net unrealized depreciation			$ (73,142,827)
(a)	Variable rate security. Rate shown is as of report date.
(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional investors.
(f)	Convertible security.
(g)	Restricted securities as to resale, representing 6.0% of net assets were as follows:
					Acquisition
	Issue				Date(s)	Cost	Value
	Colombia Government International Bond, 4.16%, 3/17/13				2/15/06	$ 1,283,218	$ 1,215,000
	Pemex Project Funding Master Trust, 2.31%, 10/15/09				8/27/04 - 12/15/04	12,726,080	12,731,750
	Republic of Venezuela, 1.51%, 4/20/11				10/26/04	3,836,487	3,360,000
	Total					$ 17,845,785	$ 17,306,750
(h)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing.
	The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income
	producing.
(j)	Represents the current yield as of report date.
(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment
	Company Act of 1940, were as follows:
	Affiliate				Net Activity		Income
	BlackRock Liquidity Funds, TempFund				2,700,766		$ 14,766
•	Foreign currency exchange contracts as of July 31, 2009 were as follows:
							Unrealized
	Currency		Currency			Settlement	Appreciation
	Purchased			Sold	Counterparty	Date	(Depreciation)
	USD	9,179,134	GBP	5,551,000	Barclays Bank Plc	8/26/09	$ (92,985)
	GBP	265,000	USD	432,960	Citibank NA	8/26/09	9,683
	USD	446,347	EUR	320,000	Citibank NA	8/26/09	(9,776)
	USD	3,556,660	GBP	2,175,000	Citibank NA	8/26/09	(76,354)
	USD	722,857	MXN	9,801,000	Citibank NA	8/26/09	(16,534)
	USD	557,878	EUR	400,000	Citibank NA	9/15/09	(12,280)
16

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)
•	Foreign currency exchange contracts as of July 31, 2009 were as follows:
Unrealized
	Currency				Currency		Settlement	Appreciation
	Purchased				Sold	Counterparty	Date	(Depreciation)
	USD	61,198,905		EUR	43,830,500	Deutsche Bank AG	9/16/09	$ (1,276,863)
	USD	748,122		EUR	530,000	UBS AG	9/16/09	(7,338)
	Total							$ (1,482,447)
•	Credit default swaps on single-name issues - sold protection outstanding as of July 31, 2009 were as follows:
			Receive				Notional
			Fixed			Credit	Amount	Unrealized
	Issuer		Rate	Counterparty	Expiration	Rating (1)	(000) (2)	Depreciation
	BAA Ferovial			Credit Suisse
	Junior Term Loan		2.00%	International	March 2012	AA-	USD 1,800	$ (866,873)
[1] Using Standard & Poor's rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
•	Credit default swaps on traded indexes - buy protection outstanding as of July 31, 2009 were as follows:
				Pay			Notional
				Fixed			Amount	Unrealized
	Issuer			Rate	Counterparty	Expiration	(000)	Depreciation
Dow Jones CDX North America
	High Yield Index Series 10 Class V1			5.00%	Deutsche Bank AG	June 2014	USD 470	$ (45,710)

  Currency Abbreviations:

EUR GBP MXN USD	Euro British Pound Mexican Peso US Dollar

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various are used in determining the fair value of investments, which are as follows:
Level 1 - price quotations in active markets/exchanges for identical securities
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)
Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)
The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the
Trust's investments:
Valuation			Investments in
Inputs			Securities
			Assets
Level 1
Long-Term Investments:
Common Stocks[1]		$ 51,850
Short-Term Securities			2,700,766
Total Level 1			2,752,616
Level 2
Long-Term Investments:
Corporate Bonds			69,787,623
	Floating Rate Loan Interests		182,687,628
Foreign Government Obligations			13,064,551
Common Stocks
Commercial Services and Supplies			2,770
Paper & Forest Products			57,983
Preferred Stocks			25,000
Other Interests			434,273
Total Level 2			266,059,828
Level 3
Long-Term Investments:
Corporate Bonds			536,702
	Floating Rate Loan Interests		105,484,408
Common Stocks
Chemicals			946
Construction & Engineering			76,388
	Metals & Mining		12,203
Other Interests			191
Total Level 3			106,110,838
Total		$ 374,923,282
[1] See above Schedule of Investments for values in each industry excluding the industries in Level 2 and
Level 3 within the table.
	Other Financial
	Instruments[2]
	Assets	Liabilities
Level 1	$ 26,000	-
Level 2	9,683	$ (1,537,840)
Level 3	-	(866,873)
Total	$ 35,683	$ (2,404,713)
[2] Other financial instruments are swaps, foreign currency exchange contracts and options. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.
		18

BlackRock Floating Rate Income Trust
Schedule of Investments July 31, 2009 (Unaudited)
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
Investments in Securities
	Corporate	Floating Rate	Common	Other
	Bonds	Loan Interests	Stocks	Interests	Total
Balance, as of October 31, 2008	-	$ 119,861,911	-	$ 318	$ 119,862,229
Accrued discounts/premiums	-	-	-	-	-
Realized gain (loss)	-	(16,266,870)	-	-	(16,266,870)
Change in unrealized appreciation
-
(depreciation)		22,347,356	$ 946	(127)	22,348,175
Net purchases (sales)	-	(32,603,300)	-	-	(32,603,300)
Net transfers in/out of Level 3	$ 536,702	12,145,311	88,591	-	12,770,604
Balance, as of July 31, 2009	$ 536,702	$ 105,484,408	$ 89,537	$ 191	$ 106,110,838
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
Other Financial
Instruments[3]
Liabilities
Balance, as of Ocober 31, 2008		$ (543,254)
Accrued discounts/premiums			-
Realized gain (loss)			-
Change in unrealized appreciation (depreciation)			(323,619)
Net purchases (sales)			-
Net transfers in/out of Level 3			-
Balance, as of July 31, 2009		$ (866,873)
[3] Other financial instruments are swaps which are shown at the unrealized appreciation/depreciation on the instrument.
19

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Floating Rate Income Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: September 22, 2009